Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Statement of comprehensive income [abstract]
Consolidated net income	$ 37,206	$ 1,895	$ 27,175	$ 23,276
Items that will be reclassified to consolidated net income, net of tax:
Valuation of the effective portion of derivative financial instruments	(439)	(22)	1,732	122
Loss on hedge of a net investment in a foreign operations	(1,259)	(64)	(1,443)
Exchange differences on the translation of foreign operations and associates	14,482	737	30,763	(2,234)
Share of other comprehensive (loss) income of associates and joint ventures	(2,013)	(102)	(2,228)	282
Total items that will be reclassified	10,771	549	28,824	(1,830)
Items that will not to be reclassified to consolidated net income in subsequent periods, net of tax:
Share of other comprehensive income (loss) of associates and joint ventures	69	4	(1,004)	169
Remeasurements of the net defined benefit liability	(7)		(167)	144
Total items that will not be reclassified	62	4	(1,171)	313
Total other comprehensive income (loss), net of tax	10,833	553	27,653	(1,517)
Consolidated comprehensive income, net of tax	48,039	2,448	54,828	21,759
Controlling interest comprehensive income	46,052	2,348	39,330	19,165
Reattribution to non-controlling interest of other comprehensive income by acquisition of Vonpar	(51)	(3)
Controlling interest comprehensive income	46,001	2,345	39,330	19,165
Non-controlling interest comprehensive income	1,987	100	15,498	2,594
Reattribution from controlling interest of other comprehensive income by acquisition of Vonpar	51	3
Non-controlling interest comprehensive income	2,038	103	15,498	2,594
Consolidated comprehensive income, net of tax	$ 48,039	$ 2,448	$ 54,828	$ 21,759

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3